UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4503

Tax-Free Trust of Arizona
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2011

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
March 31, 2012
(unaudited)

Principal Amount	General Obligation Bonds (20.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$2,092,000	6.250%, 01/01/29	NR/A-/NR	$2,193,650

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,111,540

	Flagstaff Improvement District (Aspen Place Sawmill)
1,610,000	5.000%, 01/01/32	Aa3/NR/NR	1,611,159

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	437,644
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,130,500

	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	Aa3/A/NR	335,449

	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	752,969

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	1,089,830

	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	3,113,040

	Graham Co. Unified School District No. 4 (Thatcher)
400,000	4.750%, 07/01/12 AGMC Insured	Aa3/NR/NR	403,872

	Greenlee Co. School District No. 18 (Morenci)
200,000	5.000%, 07/01/13	Baa1/NR/NR	206,118

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,058,009

	Maricopa Co. Elementary School District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa2/A+/NR	787,407

	Maricopa Co. Elementary School District No. 68 (Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR/NR	3,255,840

	Maricopa Co. High School District No. 210 (Phoenix Union)
2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa2/AA/NR	2,473,092

	Maricopa Co. Unified School District No. 24 (Gila Bend)
670,000	5.500%, 07/01/22	NR/NR/NR*	658,577

	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,970,000	4.000%, 07/01/14	Aa1/AA/NR	2,104,748
650,000	3.000%, 07/01/15	Aa1/AA/NR	690,502
500,000	4.000%, 07/01/16	Aa1/AA/NR	556,845
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,648,125
1,500,000	4.000%, 07/01/31	Aa1/AA/NR	1,540,800

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG FGIC Insured	NR/A+/NR	2,608,147
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+/AA-	1,393,132
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,689,720

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,200,000	5.000%, 07/01/13	Baa1/NR/A-	1,207,668
1,000,000	5.125%, 07/01/25 AGMC Insured	Aa3/AA-/NR	1,077,330

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	531,890

	Mesa, Arizona
505,000	4.250%, 07/01/23 NPFG FGIC Insured	Aa2/AA/NR	539,941

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA-/NR	1,310,243
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/AA-/NR	1,126,490

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,372,625

	Navajo Co. Unified School District No. 6 (Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AA-/NR	579,385

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 FGIC-NPFG Insured	NR/NR/NR*	550,080

	Phoenix, Arizona
1,000,000	6.250%, 07/01/16	Aa1/AAA/NR	1,215,620
1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	1,555,022
580,000	5.375%, 07/01/20	Aa1/AAA/NR	586,444
420,000	5.375%, 07/01/20 (pre-refunded)	Aa1/NR/NR	425,279

	Pima Co. Unified School District No.1 (Tucson)
270,000	4.000%, 07/01/24	Aa2/NR/AA-	287,510
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA-/NR	1,622,475

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,367,950

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,099,350

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	768,341

	Pima Co. Unified School District No. 12 (Sunnyside)
400,000	3.500%, 07/01/28 AGMC Insured	NR/AA-/NR	380,404

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AA-/NR	1,026,454

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	687,802

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG FGIC Insured	NR/A/NR	1,557,270

	Pinal Co. Unified School District No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	529,895

	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/32	A3/BBB/A-	1,500,705

	Show Low Improvement District No. 6
745,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	745,715

	Tempe, Arizona
2,595,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,901,677
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,087,390

	Tempe Improvement District (Pier Town Lake)
1,500,000	5.000%, 01/01/29	Aa3/NR/NR	1,606,365

	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR/NR	852,834

	Total General Obligation Bonds		62,950,869

	Revenue Bonds (75.2%)

	Airport Revenue Bonds (2.5%)

	Phoenix Civic Improvement Corp. Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,133,240
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,125,340
2,200,000	5.250%, 07/01/27 AMT, NPFG FGIC Insured	Aa3/AA-/NR	2,207,216
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,089,160
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,274,484

	Phoenix-Mesa Gateway Airport Authority, Mesa Project
750,000	5.000%, 07/01/38	A1/AA+/NR	744,525

	Total Airport Revenue Bonds		7,573,965

	Basic Service Revenue Bonds (19.4%)

	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,117,120

	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA-/NR	3,258,180

	Arizona Transportation Board Revenue Bonds
1,000,000	5.250%, 07/01/24	Aa1/AAA/NR	1,126,200
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,852,073
500,000	5.250%, 07/01/32	Aa2/AA+/NR	574,515
3,755,000	5.000%, 07/01/33	Aa1/AAA/NR	4,130,012

	Casa Grande Excise Tax Revenue Bonds
440,000	5.200%, 04/01/17 NPFG Insured	Baa2/NR/AA	440,000
1,835,000	5.000%, 04/01/21 AMBAC Insured (pre-refunded)	A1/NR/AA	2,002,664
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,543,500

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	Aa3/AA/NR	1,823,022
750,000	5.000%, 07/01/27	Aa3/AA/NR	854,408
500,000	5.000%, 07/01/28	Aa3/AA/NR	565,900
2,000,000	5.000%, 07/01/28 AMBAC Insured (pre-refunded)	Aa3/AA/NR	2,117,700

	Glendale Western Loop 101 Public Facilities Excise Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A3/AA/NR	1,051,210

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,893,150
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA-/NR	687,108

	Greater Arizona Development Authority Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,155,980
700,000	5.000%, 08/01/24	NR/A/NR	742,756
2,000,000	5.000%, 08/01/28	A1/AA-/NR	2,034,260
1,200,000	5.500%, 08/01/29	A1/AA-/NR	1,246,812
1,200,000	5.000%, 08/01/29	A1/AA-/NR	1,265,340

	La Paz Co. Excise Tax Revenue
250,000	4.750%, 07/01/36 AGMC Insured	NR/AA-/NR	251,250

	Page, Arizona Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,204,211

	Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG FGIC Insured	Aa2/AAA/NR	1,922,625
1,095,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA+/NR	1,169,372

	Phoenix Civic Improvement Corp. Water System Revenue Bonds
2,000,000	5.000%, 07/01/25	Aa2/AAA/NR	2,310,620

	Phoenix Street & Highway User Revenue Bonds
2,925,000	zero coupon, 07/01/13 NPFG FGIC Insured	Aa3/BBB/NR	2,848,014

	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/A+/AA-	2,245,100

	Pinal Co. Revenue Obligations Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,933,290

	Rio Nuevo Facilities District (Tucson) Excise Tax Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AA-/A	1,756,260

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,224,840

	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa1/AAA/NR	2,123,880
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,093,960

	Tucson Water System Revenue Bonds
2,200,000	5.500%, 07/01/18 NPFG FGIC Insured (pre-refunded)	Aa2/AA-/AA	2,272,578

	Yuma Municipal Property Corp. Utility System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/A+/AA-	766,696
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	542,815
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,071,210

	Total Basic Service Revenue Bonds		59,218,631

	Charter Schools Revenue Bonds (0.1%)

	Phoenix Industrial Development Authority (Great Hearts Academies - Veritas Project)
250,000	6.000%, 07/01/32	NR/NR/BBB	252,620

	Higher Education Revenue Bonds (5.5%)

	Arizona Board of Regents-Northern Arizona University System
1,115,000	5.000%, 06/01/22 NPFG Insured	A1/A+/NR	1,220,234
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A1/A+/NR	1,330,284
200,000	5.000%, 06/01/36	A1/A+/NR	212,362

	Arizona Board of Regents-University of Arizona System
2,385,000	5.000%, 06/01/21 NPFG FGIC Insured	Aa2/AA/NR	2,474,271
460,000	5.000%, 06/01/31	Aa2/AA/NR	518,540

	Cochise Co. Community College District
1,740,000	5.125%, 07/01/26 AGMC Insured	Aa3/NR/NR	1,934,306
1,825,000	5.125%, 07/01/28 AGMC Insured	Aa3/NR/NR	2,009,234

	Glendale Industrial Development Authority (Midwestern University)
550,000	5.250%, 05/15/13	NR/A-/NR	571,632
1,010,000	5.250%, 05/15/14	NR/A-/NR	1,077,367

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,236,880
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	567,630

	Pinal Co. Community College District
1,500,000	4.500%, 07/01/30	Aa2/AA-/NR	1,594,335

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	Aa3/AA-/NR	1,084,690

	Total Higher Education Revenue Bonds		16,831,765

	Hospital Revenue Bonds (17.1%)

	Arizona Health Facilities Authority (Banner Health)
500,000	5.500%, 01/01/21	NR/AA-/AA-	571,405
2,985,000	5.375%, 01/01/32	NR/AA-/AA-	3,223,681

	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	517,580

	Arizona Health Facilities Authority (Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A2/A/A+	1,603,140
2,000,000	5.250%, 03/01/39	A2/A/A+	2,121,060

	Arizona Health Facilities Authority (Samaritan Health)
1,435,000	5.625%, 12/01/15 NPFG Insured ETM	NR/BBB/NR	1,575,314

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	Aa3/NR/NR	1,626,585

	Arizona Health Facilities Authority Hospital System (John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB/NR	1,390,262

	Flagstaff Industrial Development Authority (Northern Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,905,957

	Glendale Industrial Development Authority (John C. Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB/NR	1,046,600
1,000,000	4.700%, 12/01/28	NR/BBB/NR	1,005,280

	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	3,779,683
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,775,250
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,647,516

	Maricopa Co. Industrial Development Authority (Catholic Healthcare West-St. Joseph's Hospital)
3,500,000	5.375%, 07/01/23	A2/A/A+	3,848,390
5,000,000	5.250%, 07/01/32	A2/A/A+	5,316,900

	Mesa Industrial Development Authority (Lutheran Health System)
865,000	5.000%, 01/01/19 NPFG Insured	Baa2/AA-/AA-	867,803

	Phoenix Industrial Development Authority (John C. Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AA-/NR	1,273,366

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
380,000	5.500%, 09/01/12 AMBAC Insured ETM	NR/NR/NR*	387,946
1,000,000	5.000%, 09/01/18	A3/A-/A-	1,117,640
5,000,000	5.250%, 09/01/30	A3/A-/A-	5,066,750

	University Medical Center Hospital Revenue Bonds
4,790,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,800,969
910,000	6.500%, 07/01/39	Baa1/BBB+/NR	1,025,534
250,000	6.000%, 07/01/39	Baa1/BBB+/NR	277,480

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA-/NR	557,740
500,000	5.250%, 10/01/26	NR/AA-/NR	553,535

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
485,000	5.125%, 12/01/13 AGMC Insured	NR/AA-/BBB+	486,484
500,000	6.000%, 08/01/33	Baa2/NR/BBB+	505,910
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,272,163

	Total Hospital Revenue Bonds		52,147,923

	Lease Revenue Bonds (14.6%)
	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGMC Insured	Aa3/AA-/NR	1,121,780
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,383,850

	Cave Creek COP
365,000	5.750%, 07/01/19	NR/A/NR	366,942

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa2/AA/NR	955,757
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,394,350

	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa2/A+/AA-	2,094,720

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,673,025
1,000,000	6.000%, 07/01/31	Aa3/AA-/NR	1,121,160

	Green Valley Municipal Property Corp.
1,250,000	5.250%, 07/01/33	NR/A+/NR	1,290,613

	Marana Municipal Property Corp.
1,100,000	5.125%, 07/01/28	NR/AA/AA-	1,101,012

	Mohave Co. Industrial Development Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,144,830

	Navajo Co. Municipal Property Corp.
1,000,000	6.250%, 07/01/20 ACA Insured	NR/NR/NR*	999,920

	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A2/AA/NR	1,032,940

	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23 NPFG Insured	Baa2/AA-/AA-	1,020,220

	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG FGIC Insured (converts to 5.50% coupon on 7/01/13)	Aa3/AA/NR	1,096,180
2,000,000	zero coupon, 07/01/27 BHAC Insured (converts to 5.50% coupon on 7/01/13)	Aa1/AA+/NR	2,248,240
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+/NR	2,239,560
2,000,000	zero coupon, 07/01/33 NPFG FGIC Insured	Aa3/AA/NR	2,116,900

	Phoenix Industrial Development Authority Government Office Lease Revenue Refunding Capitol Mall LLC Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,130,433

	Pima Co. COP
300,000	5.000%, 07/01/15 AMBAC Insured	Aa3/A+/NR	323,787

	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,450,932
2,250,000	5.000%, 12/01/29	NR/A+/A+	2,310,098

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,474,645

	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,046,580

	Scottsdale Municipal Property Corp. Excise Tax Revenue Bonds.
3,000,000	zero coupon, 07/01/20 AMBAC Insured (converts to 4.50% coupon on 07/01/13)	Aa1/AAA/AAA	3,081,900

	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,049,990

	State of Arizona COP Department Administration
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA-/NR	739,251

	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA-/NR	2,137,880

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A/NR	313,706

	Total Lease Revenue Bonds		44,461,201

	Mortgage Revenue Bonds (6.1%)

	Agua Fria Ranch Community Facilities District
600,000	5.800%, 07/15/30**	NR/NR/NR*	555,990

	Arizona Capital Facilities Finance Corp. Arizona State Student Housing
1,000,000	6.125%, 09/01/20	Baa3/NR/NR	1,003,620

	DC Ranch Community Facilities District
390,000	6.500%, 07/15/24**	NR/NR/NR*	390,296
500,000	5.000%, 07/15/27 AMBAC Insured**	A1/NR/NR	506,525

	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	2,003,740

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue Bonds (National Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AA-/NR	1,498,445

	Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue Bonds
4,620,000	zero coupon, 02/01/16 ETM	Aaa/AA+/NR	4,436,909
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,369,959

	Pima Co. Industrial Development Authority Single Family Mortgage Revenue
70,000	6.500%, 02/01/17	A2/NR/NR	70,056

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	494,792
930,000	6.050%, 07/15/32	NR/NR/NR*	854,698

	South Campus Project Arizona State University Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured	Baa2/BBB/NR	1,220,786

	Southern Arizona Capital Facilities Finance Corp. University of Arizona Student Housing
1,000,000	5.100%, 09/01/33 NPFG Insured (pre-refunded)	NR/BBB/NR	1,020,110

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	609,707
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	560,707

	Total Mortgage Revenue Bonds		18,596,340

	Utility Revenue Bonds (9.9%)

	Arizona Power Authority (Hoover Dam Project)
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,720,995
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	4,109,665
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,458,888

	Arizona Water Infrastructure Finance Authority
650,000	5.000%, 10/01/22 (pre-refunded)	Aaa/AAA/AAA	724,230
500,000	5.000%, 10/01/24	Aaa/AAA/AAA	607,010
3,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	3,951,955

	Maricopa Co. Pollution Control (Arizona Public Service)
400,000	6.000%, 05/01/29	Baa2/BBB/NR	435,944

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	A1/A/A+	1,074,010

	Mesa Utility System
2,000,000	5.000%, 07/01/35	Aa2/AA-/NR	2,195,260

	Navajo Co. Pollution Control (Arizona Public Service)
1,000,000	5.500%, 06/01/34	Baa2/BBB/NR	1,082,770

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A+/NR	264,225

	Salt River Project Agricultural Improvement and Power Revenue Bonds
1,000,000	5.000%, 01/01/25 (pre-refunded)	Aa1/AA/NR	1,035,480
2,000,000	5.000%, 12/01/28	Aa1/AA/NR	2,322,240
1,385,000	5.000%, 01/01/31	Aa1/AA/NR	1,417,991
195,000	5.000%, 01/01/31 (pre-refunded)	NR/NR/NR*	201,919
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,152,454
2,000,000	5.000%, 01/01/37	Aa1/AA/NR	2,141,220

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/A-/NR	3,164,040

	Total Utility Revenue Bonds		30,060,296

	Total Revenue Bonds		229,142,741

	U.S. Territories (2.8%)

	Puerto Rico General Obligation
1,000,000	5.125%, 07/01/37	Baa1/BBB/BBB+	985,300

	Puerto Rico Public Buildings Authority Revenue
1,000,000	5.250%, 07/01/13 Syncora Guarantee, Inc. Insured	Baa1/BBB/NR	1,047,460
2,000,000	7.000%, 07/01/21	Baa1/BBB/NR	2,203,200
3,000,000	6.000%, 07/01/41	Baa1/BBB/BBB+	3,215,010

	Puerto Rico Public Buildings Authority Revenue, Refunding Government Facilities
1,000,000	5.750%, 07/01/18	Baa1/BBB/NR	1,133,510

	Total U.S. Territories		8,584,480

	Total Investments (cost $280,277,304-note b)	98.7%	300,678,090
	Other assets less liabilities	1.3	3,887,886
	Net Assets	100.0%	$304,565,976

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** Illiquid security: Considered illiquid because of restrictions as to sale. These securities represent 0.5% of net assets.

Percent of
Portfolio Distribution By Quality Rating	Investments 1

Aaa of Moody's or AAA of S&P or Fitch	11.1%
Pre-refunded bonds 2 /ETM bonds	12.7
Aa of Moody's or AA of S&P or Fitch	42.9
A of Moody's or S&P or Fitch	22.5
Baa of Moody's or BBB of S&P or Fitch	8.4
Not rated*	2.4
100.0%

1 Where applicable, calculated using the highest rating of the three NRSRO.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS
ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
March 31, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $279,654,424 amounted to $21,023,666, which consisted of aggregate gross unrealized appreciation of $21,430,807 and aggregate gross unrealized depreciation of $407,141.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	300,678,090
Level 3 – Significant Unobservable Inputs	-
Total	$300,678,090
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Trustee and President
May 24, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2012